Schedule of cash reserves (Details) - Dec. 31, 2024 $ in Thousands, $ in Thousands	USD ($)	AUD ($)
IfrsStatementLineItems [Line Items]
Cash reserves	$ 0
Cash reserve	26
Currency risk AUD [member]
IfrsStatementLineItems [Line Items]
Cash reserve	15	23
Currency risk EUR [member]
IfrsStatementLineItems [Line Items]
Cash reserve
Currency risk USD [member]
IfrsStatementLineItems [Line Items]
Cash reserve	11	11
Currency risk GBP [member]
IfrsStatementLineItems [Line Items]
Cash reserve